OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2018
Other Liabilities Disclosure [Abstract]
Other Payables

	2018	2017
Provisions for indemnities payable	676,984	607,559
Third party consignment	56,302	35,293
Provision for asset decommissioning	17,410	16,716
Other	510,865	392,832

Total	1,261,561	1,052,400

Current	629,939	469,214
Non-current	631,622	583,186